Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,637	$ 3,465
Loans to customers	81	117
Interest receivable	67	18
Other receivables	702	521
Current trade and other receivable	4,487	4,120
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,418	3,223
Loans to customers	78	83
Interest receivable	67	18
Other receivables	684	513
Current trade and other receivable	4,247	3,836
Of Which Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	151	164
Loans to customers	1	2
Other receivables	11	2
Current trade and other receivable	162	167
Of Which Not Impaired as of the Reporting Date and Past [member] | 30 Between and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	41	62
Loans to customers	1	2
Other receivables	4	1
Current trade and other receivable	46	65
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	24	11
Loans to customers	1	31
Other receivables	3	2
Current trade and other receivable	28	44
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4	5
Other receivables	0	3
Current trade and other receivable	$ 4	$ 8